INVESTMENTS ( Loans) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Mortgage Loans [Abstract]
Unpaid principal balance		$ 202
Interest Income recognized	0
Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	3,435	2,976
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	61
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	61
Current	3,435	2,915
Total financing receivables	3,435	2,976
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	700	383
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	700	383
Commercial Real Estate Portfolio Segment [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	198	293
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	198	293
Commercial Real Estate Portfolio Segment [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	854	844
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	854	844
Commercial Real Estate Portfolio Segment [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,256	754
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,256	754
Commercial Real Estate Portfolio Segment [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	247	585
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	247	585
Commercial Real Estate Portfolio Segment [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	180	117
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	180	117
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	317	276
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	317	276
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	269	182
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	269	182
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	21	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	21	0
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	33
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	33
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	30
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	30
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	27	31
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	27	31
Commercial Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,719	1,216
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,719	1,216
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	370	201
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	370	201
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	75	252
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	75	252
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	619	447
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	619	447
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	655	271
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	655	271
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	45
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	45
Commercial Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	989	852
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	989	852
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	61	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	61	0
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	102	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	102	41
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	235	280
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	235	280
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	445	318
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	445	318
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	131	213
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	131	213
Commercial Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	15	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	15	0
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	410
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	410
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	84
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	84
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	156	135
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	156	135
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	89	296
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	89	296
Commercial Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	165	117
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	165	117
Commercial Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized		0
Commercial Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	170	202
Unpaid principal balance	170
Related allowance	34	32
Average Record investments	178	152
Interest Income recognized	10	8
Agricultural Real Estate Portfolio Segment [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,658	1,337
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	6	5
60 to 89 Days Past Due	1	1
Greater than 90 Days Past Due	10	7
Total Past Due	17	13
Current	1,641	1,324
Total financing receivables	1,658	1,337
Recorded Investment 90 Days Past Due and Still Accruing	9	3
Agricultural Real Estate Portfolio Segment [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	301	218
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	301	218
Agricultural Real Estate Portfolio Segment [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	113	104
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	113	104
Agricultural Real Estate Portfolio Segment [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	347	276
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	347	276
Agricultural Real Estate Portfolio Segment [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	497	406
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	497	406
Agricultural Real Estate Portfolio Segment [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	293	272
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	293	272
Agricultural Real Estate Portfolio Segment [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	107	61
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	107	61
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,008	859
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,008	859
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	179	150
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	179	150
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	84	89
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	84	89
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	211	175
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	211	175
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	308	247
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	308	247
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	177	190
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	177	190
Agricultural Real Estate Portfolio Segment [Member] | Zero to fifty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	49	8
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	49	8
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	641	469
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	641	469
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	122	68
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	122	68
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	29	15
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	29	15
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	136	101
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	136	101
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	188	158
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	188	158
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	116	82
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	116	82
Agricultural Real Estate Portfolio Segment [Member] | Fifty to seventy percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	50	45
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	50	45
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	9	9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9	9
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1	1
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1	1
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | Seventy to ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	8	8
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	8	8
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | More than ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	2	5
Unpaid principal balance	2	5
Related allowance	0	0
Average Record investments	3	5
Interest Income recognized	0	0
Agricultural Real Estate Portfolio Segment [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid principal balance	0	0
Related allowance	0	0
Average Record investments	0	0
Interest Income recognized	0	0
Total Mortgages Loan [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	5,093	4,313
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	6	66
60 to 89 Days Past Due	1	1
Greater than 90 Days Past Due	10	7
Total Past Due	17	74
Current	5,076	4,239
Total financing receivables	5,093	4,313
Recorded Investment 90 Days Past Due and Still Accruing	9	3
Total Mortgages Loan [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,001	601
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,001	601
Total Mortgages Loan [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	311	397
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	311	397
Total Mortgages Loan [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,201	1,120
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,201	1,120
Total Mortgages Loan [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,753	1,160
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,753	1,160
Total Mortgages Loan [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	540	857
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	540	857
Total Mortgages Loan [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	287	178
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	287	178
Total Mortgages Loan [Member] | Zero to fifty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,325	1,135
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	1,325	1,135
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	448	332
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	448	332
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	105	89
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	105	89
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	211	208
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	211	208
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	308	277
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	308	277
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	204	221
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	204	221
Total Mortgages Loan [Member] | Zero to fifty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	49	8
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	49	8
Total Mortgages Loan [Member] | Fifty to seventy percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	2,360	1,685
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	2,360	1,685
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	492	269
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	492	269
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	104	267
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	104	267
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	755	548
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	755	548
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	843	429
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	843	429
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	116	127
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	116	127
Total Mortgages Loan [Member] | Fifty to seventy percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	50	45
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	50	45
Total Mortgages Loan [Member] | Seventy to ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	998	861
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	998	861
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	61	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	61	0
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	102	41
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	102	41
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	235	280
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	235	280
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	446	319
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	446	319
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	131	213
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	131	213
Total Mortgages Loan [Member] | Seventy to ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	23	8
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	23	8
Total Mortgages Loan [Member] | More than ninty percent [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	410	632
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	410	632
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio greater than 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio between 1.8 to 2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio between 1.5 to 1.8 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	0	84
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	84
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio between 1.2 to 1.5 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	156	135
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	156	135
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio between 1 to 1.2 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	89	296
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	89	296
Total Mortgages Loan [Member] | More than ninty percent [Member] | Ratio less than 1 times [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Mortgage Loans on Real Estate, Face Amount of Mortgages	165	117
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	165	117
Total Mortgages Loan [Member] | With No Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	2	5
Unpaid principal balance	2	5
Related allowance	0	0
Average Record investments	3	5
Interest Income recognized	0	0
Total Mortgages Loan [Member] | With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	170	202
Unpaid principal balance	170	202
Related allowance	34	32
Average Record investments	178	152
Interest Income recognized	$ 10	$ 8